CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income		$ 169	$ 148	$ 343	$ 316
Other comprehensive income to be eventually recycled into the Consolidated Income Statement:
Currency translation effects, net of taxes	[1]	(18)	(67)	9	(65)
Total of items to eventually recycle		(18)	(67)	9	(65)
Other comprehensive income never to be recycled into the Consolidated Income Statement:
Actuarial gains/(losses) from defined benefit plans, net of taxes	[2]	1	49	(7)	120
Fair value adjustments on equity securities, net of taxes	[3]	1	0	2	1
Total of items never to be recycled		2	49	(5)	121
Total comprehensive income		$ 153	$ 130	$ 347	$ 372

[1]	Amount is net of tax benefit of $1 million for the three months ended June 30, 2023. Amount is net of tax expense of $1 million for the three months ended June 30, 2022. Amount is net of tax benefit of $1 million for the six months ended June 30, 2023. Amount is net of tax expense of $1 million for the six months ended June 30, 2022.
[2]	Amounts are net of tax expense of $0.4 million and $13 million for the three months ended June 30 2023 and 2022, respectively. Amount is net of tax benefit of $2 million for the six months ended June 30, 2023. Amount is net of tax expense of $29 million for the six months ended June 30, 2022.
[3]	Amounts are net of tax expense of $0.4 million and $0.1 million for the three months ended June 30, 2023 and 2022, respectively. Amounts are net of tax expense of $0.8 million and $0.3 million for the six months ended June 30, 2023 and 2022, respectively.